RELATED PARTY TRANSACTIONS - Income statement (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenues
Power purchase and revenue agreements	$ 68	$ 10	$ 72
Other income
Interest income	42	29	9
Distribution income	3	7	0
Other income, net	45	36	9
Direct operating costs
Energy purchases	(27)	(19)	(22)
Energy marketing fee & other services	(2)	(2)	(7)
Total related party direct operating costs	(29)	(21)	(29)
Interest expense
Borrowings and distributions	(462)	(140)	(94)
Other
Other related party services (expense) income	(5)	3	(4)
Financial instrument gain	2	9	4
Other income (expense)	(3)	12	0
Management service costs	(106)	(88)	(169)
Gains associated with agency arrangement	0	0	0
distributions payable	17	16
BEPC Exchangeable Shares
Other
distributions payable	14	60	57
Class A.2 exchangeable shares outstanding (units)
Other
distributions payable	49	0	0
BRHC Class C Shares
Other
distributions payable	$ 293	$ 0	$ 0